STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Municipal Bond Fund, Inc.

February 29, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .4%
Collateralized Municipal-Backed Securities - .4%
Arizona Industrial Development Authority,Revenue Bonds, Ser. 2019-2 (cost $1,770,025)	3.63	5/20/2033	1,612,647		1,518,524

Long-Term Municipal Investments - 98.8%
Alabama - 3.2%
Birmingham-Jefferson Civic Center Authority,Special Tax Bonds, Ser. B	5.00	7/1/2038	2,975,000		3,068,350
Black Belt Energy Gas District,Revenue Bonds, Refunding	4.00	12/1/2031	1,300,000	[a]	1,294,839
Jefferson County,Revenue Bonds, Refunding	5.00	10/1/2038	1,250,000		1,394,045
Jefferson County,Revenue Bonds, Refunding	5.25	10/1/2040	1,250,000		1,404,040
The Lower Alabama Gas District,Revenue Bonds (Gas Project)	4.00	12/1/2025	3,500,000	[a]	3,508,782
The Lower Alabama Gas District,Revenue Bonds, Ser. A	5.00	9/1/2031	2,000,000		2,125,489
				12,795,545
Arizona - .8%
Arizona Industrial Development Authority,Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2037	1,375,000		1,524,366
Phoenix Civic Improvement Corp.,Revenue Bonds, Ser. B	5.00	7/1/2030	1,500,000		1,621,840
				3,146,206
Arkansas - .4%
Fort Smith Water & Sewer,Revenue Bonds, Refunding	5.00	10/1/2035	1,500,000		1,614,464

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8%(continued)
California - .6%
California Housing Finance Agency,Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	1,434,334		1,355,375
California Statewide Communities Development Authority,Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2031	1,000,000	[b]	1,020,874
				2,376,249
Colorado - 1.8%
Colorado Health Facilities Authority,Revenue Bonds, Refunding (AdventHealth Obligated Group)	5.00	11/19/2026	2,270,000	[a]	2,377,561
Colorado Health Facilities Authority,Revenue Bonds, Refunding (AdventHealth Obligated Group)	5.00	11/19/2026	230,000	[a,c]	241,878
Colorado Health Facilities Authority,Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2034	1,000,000		1,082,059
Colorado Health Facilities Authority,Revenue Bonds, Refunding (School Health System) Ser. A	5.00	1/1/2030	1,750,000		1,970,193
Weld County School District No. RE-4,GO (Insured; State Aid Withholding)	5.00	12/1/2041	1,450,000		1,637,534
				7,309,225
Connecticut - 1.6%
Connecticut,GO (Sustainable Bond) Ser. F	5.00	11/15/2038	2,000,000		2,292,814
Connecticut,GO, Ser. A	4.00	1/15/2036	3,000,000		3,165,640
Connecticut Health & Educational Facilities Authority,Revenue Bonds (Covenant Home) Ser. B	5.00	12/1/2032	1,000,000		1,029,553
				6,488,007
Delaware - .3%
Delaware Economic Development Authority,Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.00	11/15/2043	1,260,000		1,310,775
District of Columbia - .6%
District of Columbia,Revenue Bonds, Ser. A	5.00	7/1/2041	2,000,000		2,258,921

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8%(continued)
Florida - 2.8%
Broward County Airport System,Revenue Bonds	5.00	10/1/2036	2,000,000	2,082,000
Central Florida Expressway Authority,Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. D	5.00	7/1/2035	1,500,000	1,710,365
Florida Municipal Power Agency,Revenue Bonds (Requirements Power Supply Project)	5.00	10/1/2030	1,250,000	1,279,100
JEA Electric System,Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2036	1,700,000	1,729,297
South Miami Health Facilities Authority,Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2031	1,750,000	1,853,158
Sunshine Skyway Bridge,Revenue Bonds, Ser. A	4.00	7/1/2033	2,500,000	2,590,230
				11,244,150
Georgia - 2.2%
Fulton County Development Authority,Revenue Bonds, Ser. A	5.00	4/1/2036	1,350,000	1,410,543
Georgia Municipal Electric Authority,Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2028	2,500,000	2,596,052
Main Street Natural Gas,Revenue Bonds, Ser. A	5.50	9/15/2028	2,530,000	2,689,359
Main Street Natural Gas,Revenue Bonds, Ser. C	5.00	9/1/2030	2,000,000	[a] 2,129,406
				8,825,360
Hawaii - .8%
Hawaii Airports System,Revenue Bonds, Ser. A	5.00	7/1/2031	1,615,000	1,713,373
Hawaii Airports System,Revenue Bonds, Ser. A	5.00	7/1/2030	1,500,000	1,591,849
				3,305,222
Illinois - 9.9%
Chicago Board of Education,GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	2,500,000	2,659,602
Chicago Board of Education,GO, Ser. A	5.50	12/1/2038	1,500,000	1,641,836
Chicago II,GO, Refunding, Ser. A	4.00	1/1/2035	3,000,000	3,059,132
Chicago II Waterworks,Revenue Bonds, Refunding	5.00	11/1/2027	2,000,000	2,088,147
Chicago Midway International Airport,Revenue Bonds, Refunding, Ser. C	5.00	1/1/2034	1,900,000	2,153,073

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8%(continued)
Illinois - 9.9%(continued)
Chicago O'Hare International Airport,Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	4,000,000	4,031,531
Greater Chicago Metropolitan Water Reclamation District,GO, Refunding, Ser. A	5.00	12/1/2031	3,275,000	3,428,635
Illinois,GO, Ser. B	5.25	5/1/2038	1,250,000	1,402,815
Illinois,Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2030	2,600,000	2,808,402
Illinois Finance Authority,Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2028	1,205,000	1,236,067
Illinois Finance Authority,Revenue Bonds, Refunding (Rush University Medical Center) Ser. B	5.00	11/15/2033	2,140,000	2,170,062
Illinois Municipal Electric Agency,Revenue Bonds, Refunding, Ser. A	4.00	2/1/2035	1,750,000	1,750,528
Illinois Toll Highway Authority,Revenue Bonds, Ser. A	5.00	1/1/2042	1,110,000	1,168,639
Regional Transportation Authority,Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.50	7/1/2030	2,500,000	2,910,693
Sales Tax Securitization Corp.,Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	1,500,000	1,751,003
Sales Tax Securitization Corp.,Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	2,750,000	3,016,682
The Illinois Sports Facilities Authority,Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	6/15/2029	1,000,000	1,074,354
University of Illinois,Revenue Bonds (Auxiliary Facilities System) Ser. A	5.00	4/1/2032	1,655,000	1,655,636
				40,006,837
Indiana - 2.1%
Indiana Finance Authority,Revenue Bonds, Refunding (CWA Authority Project) Ser. 1	4.00	10/1/2036	1,250,000	1,306,960
Indiana Finance Authority,Revenue Bonds, Refunding (CWA Authority Project) Ser. 1	4.00	10/1/2035	1,500,000	1,589,955

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8%(continued)
Indiana - 2.1%(continued)
Indiana Municipal Power Agency,Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,000,000		3,108,035
Richmond Hospital Authority,Revenue Bonds, Refunding (Reid Hospital & Health Care Services Obligated Group) Ser. A	5.00	1/1/2028	2,440,000		2,459,101
				8,464,051
Iowa - 1.8%
Iowa Finance Authority,Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	4.00	12/1/2032	1,000,000	[a]	1,041,927
Iowa Finance Authority,Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. B	7.25	5/15/2038	2,000,000		2,212,059
Iowa Finance Authority,Revenue Bonds, Refunding (UnityPoint Health) Ser. E	5.00	8/15/2032	2,280,000		2,344,040
Iowa Tobacco Settlement Authority,Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2034	500,000		523,560
PEFA,Revenue Bonds (Gas Project)	5.00	9/1/2026	1,000,000	[a]	1,021,377
				7,142,963
Kentucky - 1.1%
Kentucky Public Energy Authority,Revenue Bonds, Refunding, Ser. A1	5.25	2/1/2032	1,000,000	[a]	1,078,576
Kentucky Public Energy Authority,Revenue Bonds, Ser. A	4.00	6/1/2026	1,500,000	[a]	1,499,071
Kentucky Public Energy Authority,Revenue Bonds, Ser. A1	4.00	8/1/2030	1,000,000	[a]	1,004,457
Louisville & Jefferson County Metropolitan Government,Revenue Bonds (Norton Healthcare) Ser. C	5.00	10/1/2026	1,000,000	[a]	1,036,003
				4,618,107
Louisiana - .8%
Jefferson Sales Tax District,Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	12/1/2032	2,250,000		2,359,221
St. John the Baptist Parish,Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	[a]	952,065
				3,311,286

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8%(continued)
Maryland - 1.4%
Maryland Health & Higher Educational Facilities Authority,Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B2	5.00	7/1/2027	2,350,000	[a] 2,463,420
Maryland Stadium Authority,Revenue Bonds	5.00	5/1/2037	3,090,000	3,300,472
				5,763,892
Massachusetts - 2.5%
Massachusetts,GO, Ser. D	4.00	5/1/2034	3,500,000	3,672,560
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2034	2,630,000	2,740,700
Massachusetts Transportation Trust Fund Metropolitan Highway System,Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	3,500,000	3,851,139
				10,264,399
Michigan - 3.5%
Great Lakes Water Authority Water Supply System,Revenue Bonds, Refunding, Ser. D	5.00	7/1/2036	5,000,000	5,184,258
Michigan Finance Authority,Revenue Bonds, Refunding (Beaumont-Spectrum)	5.00	4/15/2034	1,190,000	1,369,595
Michigan Finance Authority,Revenue Bonds, Refunding (Trinity Health Corp. Obligated Group) Ser. A	5.00	12/1/2034	2,000,000	2,118,686
Michigan Strategic Fund,Revenue Bonds (AMT-I-75 Improvement Project)	5.00	6/30/2031	4,395,000	4,633,224
Utica Community Schools,GO, Refunding (Insured; Qualified School Bond Loan Fund)	5.00	5/1/2032	940,000	1,047,271
				14,353,034
Missouri - 1.7%
Missouri Health & Educational Facilities Authority,Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2035	3,705,000	3,759,114
Missouri Joint Municipal Electric Utility Commission,Revenue Bonds, Refunding (Prairie State Project) Ser. A	5.00	12/1/2030	3,270,000	3,324,266
				7,083,380

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8%(continued)
Nebraska - 2.6%
Omaha Public Power District,Revenue Bonds, Ser. A	5.00	2/1/2040	2,000,000	2,251,015
Public Power Generation Agency,Revenue Bonds, Refunding	5.00	1/1/2038	1,000,000	1,029,457
Public Power Generation Agency,Revenue Bonds, Refunding (Whelan Energy Center Unit)	5.00	1/1/2029	4,750,000	4,808,645
Public Power Generation Agency,Revenue Bonds, Refunding (Whelan Energy Center Unit)	5.00	1/1/2030	2,250,000	2,276,128
				10,365,245
Nevada - .6%
Clark County School District,GO, Ser. A	5.00	6/15/2039	1,500,000	1,686,726
Reno,Revenue Bonds, Refunding	5.00	6/1/2035	500,000	535,688
				2,222,414
New Jersey - 4.8%
New Jersey,GO (COVID-19 Emergency Bonds) Ser. A	4.00	6/1/2031	1,000,000	1,087,079
New Jersey Higher Education Student Assistance Authority,Revenue Bonds, Refunding, Ser. A	5.00	12/1/2030	1,400,000	1,508,944
New Jersey Higher Education Student Assistance Authority,Revenue Bonds, Ser. B	5.00	12/1/2026	1,425,000	1,470,795
New Jersey Transportation Trust Fund Authority,Revenue Bonds	5.25	6/15/2039	2,500,000	2,865,798
New Jersey Transportation Trust Fund Authority,Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2038	1,000,000	1,141,466
New Jersey Transportation Trust Fund Authority,Revenue Bonds, Ser. BB	5.00	6/15/2038	1,000,000	1,147,909
New Jersey Turnpike Authority,Revenue Bonds, Refunding, Ser. E	5.00	1/1/2031	1,250,000	1,352,714
The Camden County Improvement Authority,Revenue Bonds, Refunding (Rowan University Project) (Insured; Build America Mutual) Ser. A	5.00	7/1/2033	3,070,000	3,448,434

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8%(continued)
New Jersey - 4.8%(continued)
Tobacco Settlement Financing Corp.,Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	3,150,000	3,334,954
Tobacco Settlement Financing Corp.,Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,175,000	2,315,202
				19,673,295
New York - 7.7%
Metropolitan Transportation Authority,Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2031	2,135,000	2,294,219
Metropolitan Transportation Authority,Revenue Bonds, Refunding, Ser. D	5.00	11/15/2030	1,365,000	1,428,204
Nassau County Interim Finance Authority,Revenue Bonds, Refunding, Ser. A	4.00	11/15/2032	500,000	552,093
New York City,GO, Ser. A1	4.00	8/1/2037	2,195,000	2,293,203
New York City,GO, Ser. C	4.00	8/1/2036	1,250,000	1,311,840
New York City,GO, Ser. F1	4.00	3/1/2038	1,000,000	1,035,796
New York City Transitional Finance Authority,Revenue Bonds, Ser. B1	4.00	11/1/2043	2,100,000	2,103,069
New York City Transitional Finance Authority,Revenue Bonds, Ser. B1	4.00	8/1/2038	2,680,000	2,763,927
New York State Urban Development Corp.,Revenue Bonds (State of New York Personal Income Tax) Ser. A	4.00	3/15/2039	3,420,000	3,515,552
New York Transportation Development Corp.,Revenue Bonds (Delta Air Lines)	4.00	10/1/2030	2,500,000	2,498,912
New York Transportation Development Corp.,Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2035	3,850,000	4,191,892
New York Transportation Development Corp.,Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2034	1,000,000	1,001,872
New York Transportation Development Corp.,Revenue Bonds (Sustainable Bond) (Insured; Assured Guaranty Municipal Corp.)	5.50	6/30/2043	800,000	882,082

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8%(continued)
New York - 7.7%(continued)
Port Authority of New York & New Jersey,Revenue Bonds, Refunding	5.00	1/15/2035	2,000,000	2,251,793
TSASC,Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	3,000,000	3,125,422
				31,249,876
North Carolina - 1.2%
Charlotte Airport,Revenue Bonds, Refunding, Ser. B	5.00	7/1/2038	1,360,000	1,485,863
North Carolina Medical Care Commission,Revenue Bonds (The United Methodist Retirement Homes Inc Obligated Group) Ser. A	5.00	10/1/2039	500,000	539,146
North Carolina Turnpike Authority,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2028	1,500,000	1,581,935
The Charlotte-Mecklenburg Hospital Authority,Revenue Bonds (Atrium Health Obligated Group)	5.00	12/1/2028	1,000,000	[a] 1,089,757
				4,696,701
Ohio - 4.8%
Buckeye Tobacco Settlement Financing Authority,Revenue Bonds, Refunding, Ser. A2	5.00	6/1/2034	3,075,000	3,360,291
Ohio,Revenue Bonds (Cleveland Clinic Health System Obligated Group)	2.75	5/1/2028	1,500,000	[a] 1,474,101
Ohio,Revenue Bonds, Refunding (Cleveland Clinic Health Systems Obligated Group) Ser. A	5.00	1/1/2031	1,250,000	1,350,824
Ohio,Revenue Bonds, Refunding, Ser. A	5.00	1/15/2033	1,650,000	1,796,515
Ohio Water Development Authority,Revenue Bonds, Ser. A	5.00	12/1/2041	2,750,000	3,157,349
Ohio Water Development Authority Water Pollution Control Loan Fund,Revenue Bonds (Sustainable Bond) Ser. B	5.00	12/1/2042	3,500,000	3,978,957
Sycamore Community School District,GO, Refunding	4.00	12/1/2030	4,115,000	4,413,667
				19,531,704
Oregon - 2.0%
Medford Hospital Facilities Authority,Revenue Bonds, Refunding (Asante Project) Ser. A	5.00	8/15/2033	500,000	551,933
Oregon,GO (Article XI Q Project) Ser. A	5.00	5/1/2040	1,500,000	1,719,375

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8%(continued)
Oregon - 2.0%(continued)
Oregon Facilities Authority,Revenue Bonds, Refunding (Legacy Health Project) Ser. A	5.00	6/1/2035	2,500,000		2,581,792
Portland,Revenue Bonds, Ser. A	3.00	3/1/2036	3,500,000		3,382,395
				8,235,495
Pennsylvania - 9.5%
Commonwealth Financing Authority,Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2031	2,500,000		2,688,442
Luzerne County Industrial Development Authority,Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	1,000,000	[a]	910,896
Montgomery County Higher Education & Health Authority,Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2032	1,000,000		1,063,301
Pennsylvania Economic Development Financing Authority,Revenue Bonds (The Penndot Major Bridges)	5.00	12/31/2033	4,125,000		4,678,178
Pennsylvania Higher Education Assistance Agency,Revenue Bonds, Ser. A	5.00	6/1/2031	1,000,000		1,077,318
Pennsylvania Turnpike Commission,Revenue Bonds, Refunding	5.00	12/1/2032	1,200,000		1,280,542
Pennsylvania Turnpike Commission,Revenue Bonds, Refunding	5.00	12/1/2031	2,400,000		2,566,896
Pennsylvania Turnpike Commission,Revenue Bonds, Refunding, Ser. 3	5.00	12/1/2029	2,405,000		2,582,008
Philadelphia,GO, Ser. A	5.00	5/1/2033	3,080,000		3,480,002
Philadelphia Airport,Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,000,000		1,043,775
Philadelphia Water & Wastewater,Revenue Bonds, Refunding	5.00	10/1/2033	1,500,000		1,709,557
Philadelphia Water & Wastewater,Revenue Bonds, Refunding, Ser. B	4.00	7/1/2035	2,000,000		2,014,304
Southeastern Pennsylvania Transportation Authority,Revenue Bonds	5.25	6/1/2039	1,700,000		1,960,346

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8%(continued)
Pennsylvania - 9.5%(continued)
State Public School Building Authority,Revenue Bonds, Refunding (Harrisburg School District Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2027	1,095,000	1,150,487
The Philadelphia School District,GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2037	2,725,000	2,786,416
The Philadelphia School District,GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2035	1,500,000	1,545,527
The Philadelphia School District,GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2032	2,000,000	2,138,622
The Philadelphia School District,GO (Insured; State Aid Withholding) Ser. A	5.25	9/1/2036	1,250,000	1,442,602
The Philadelphia School District,GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2030	2,490,000	2,575,932
The Philadelphia School District,GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2026	10,000	[c] 10,531
				38,705,682
Rhode Island - 1.2%
Rhode Island Health & Educational Building Corp.,Revenue Bonds	4.00	5/15/2043	5,000,000	4,935,936
South Carolina - 1.0%
Piedmont Municipal Power Agency,Revenue Bonds, Refunding, Ser. B	5.00	1/1/2029	1,000,000	1,083,936
South Carolina Ports Authority,Revenue Bonds	5.00	7/1/2031	2,000,000	2,126,783
South Carolina Public Service Authority,Revenue Bonds, Refunding, Ser. A	4.00	12/1/2036	1,000,000	1,008,309
				4,219,028
Tennessee - 1.2%
Tennessee Energy Acquisition Corp.,Revenue Bonds	4.00	11/1/2025	2,000,000	[a] 2,006,330
Tennessee Energy Acquisition Corp.,Revenue Bonds, Ser. A	5.25	9/1/2026	1,505,000	1,542,032
The Metropolitan Nashville Airport Authority,Revenue Bonds, Ser. B	5.00	7/1/2030	1,350,000	1,477,392
				5,025,754

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8%(continued)
Texas - 9.7%
Arlington,Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2034	1,500,000		1,518,590
Dayton Independent School District,GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2040	2,000,000		2,001,351
Garland Independent School District,GO (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2042	1,500,000		1,688,525
Georgetown Utility System,Revenue Bonds (Insured; Assured Guaranteed Municipal Corp.)	5.00	8/15/2035	1,000,000		1,133,626
Harris County-Houston Sports Authority,Revenue Bonds, Refunding, Ser. A	5.00	11/15/2029	2,325,000		2,345,702
Harris County-Houston Sports Authority,Revenue Bonds, Refunding, Ser. A	5.00	11/15/2028	2,770,000		2,795,967
Houston Airport System,Revenue Bonds, Refunding (Insured; Assured Guaranteed Municipal Corp.) Ser. B	5.00	7/1/2032	1,685,000		1,979,112
Lower Colorado River Authority,Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2032	2,000,000		2,214,968
Lower Colorado River Authority,Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2037	3,225,000		3,448,013
New Hope Cultural Educational Facilities Finance Corp.,Revenue Bonds, Refunding (Children's Health System Project) Ser. A	5.00	8/15/2029	1,750,000		1,871,958
North Texas Tollway Authority,Revenue Bonds, Refunding, Ser. A	5.00	1/1/2031	3,000,000		3,039,790
Northwest Independent School District,GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2042	5,000,000		5,075,378
Plano Independent School District,GO	5.00	2/15/2043	1,000,000		1,109,348
Tarrant County Cultural Education Facilities Finance Corp.,Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A	5.00	7/1/2032	1,500,000	[a]	1,678,730

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8%(continued)
Texas - 9.7%(continued)
Tarrant County Cultural Education Facilities Finance Corp.,Revenue Bonds, Refunding (Baylor Scott & White Health Project) Ser. A	5.00	11/15/2031	1,400,000	1,455,862
Texas Municipal Gas Acquisition & Supply Corp. IV,Revenue Bonds, Ser. B	5.50	1/1/2034	5,465,000	[a] 6,072,830
				39,429,750
U.S. Related - .7%
Puerto Rico,GO, Ser. A1	5.63	7/1/2029	2,430,000	2,635,739
Utah - 2.1%
Intermountain Power Agency,Revenue Bonds, Ser. A	5.00	7/1/2038	3,000,000	3,438,744
Salt Lake City,Revenue Bonds, Ser. A	5.00	7/1/2036	5,000,000	5,164,874
				8,603,618
Virginia - 1.0%
Virginia Commonwealth Transportation Board,Revenue Bonds, Refunding (Trans Capital Project)	4.00	5/15/2035	2,855,000	3,070,121
Virginia Small Business Financing Authority,Revenue Bonds, Refunding	5.00	12/31/2042	1,000,000	1,047,041
				4,117,162
Washington - 6.2%
Energy Northwest,Revenue Bonds, Refunding (Columbia Generating Station)	5.00	7/1/2040	1,000,000	1,113,562
Energy Northwest,Revenue Bonds, Refunding (Project 1) Ser. A	5.00	7/1/2035	4,355,000	5,088,909
King County Public Hospital District No. 1,GO, Refunding (Valley Medical Center)	5.00	12/1/2030	6,930,000	7,205,596
Port of Seattle,Revenue Bonds	5.00	4/1/2028	1,500,000	1,596,426
Port of Seattle,Revenue Bonds, Refunding	5.00	8/1/2041	1,000,000	1,073,475
Washington,GO, Refunding, Ser. R	4.00	7/1/2036	2,270,000	2,437,062
Washington,GO, Ser. B	5.00	2/1/2043	2,500,000	2,807,002
Washington Convention Center Public Facilities District,Revenue Bonds	5.00	7/1/2033	1,330,000	1,397,993

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8%(continued)
Washington - 6.2%(continued)
Washington Housing Finance Commission,Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2038	1,590,000	1,679,639
Washington Housing Finance Commission,Revenue Bonds, Ser. A1	3.50	12/20/2035	959,301	901,039
				25,300,703
Wisconsin - 2.6%
Milwaukee,GO (Insured; Assured Guarantee Municipal Corp.) Ser. B4	5.00	4/1/2036	1,515,000	1,711,907
Public Finance Authority,Revenue Bonds (KU Campus Development Project)	5.00	3/1/2036	4,500,000	4,618,989
Wisconsin Health & Educational Facilities Authority,Revenue Bonds, Refunding (Children's Hospital of Wisconsin Obligated Group)	5.00	8/15/2034	1,835,000	1,944,031
Wisconsin Health & Educational Facilities Authority,Revenue Bonds, Refunding (ProHealth Care Obligated Group)	5.00	8/15/2033	2,250,000	2,260,840
				10,535,767
TotalLong-Term Municipal Investments (cost $404,161,347)			401,165,942
Total Investments (cost $405,931,372)			99.2%	402,684,466
Cash and Receivables (Net)			0.8%	3,332,407
Net Assets			100.0%	406,016,873

GO—General Obligation

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, these securities were valued at $1,020,874 or .25% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

The following is a summary of the inputs used as of February 29, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	-	1,518,524	-	1,518,524
Municipal Securities	-	401,165,942	-	401,165,942

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At February 29, 2024, accumulated net unrealized depreciation on investments was $3,246,906, consisting of $5,444,274 gross unrealized appreciation and $8,691,180 gross unrealized depreciation.

At February 29, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.